Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2016
Summary of significant accounting policies [Abstract]
Analysis of Different Types of Revenues
Revenue from continuing operations	Years ended December 31,
(In thousands)	2014	2015	2016
Subscription revenue	98,189	82,435	90,163
Advertising revenue	5,834	4,802	16,874
Other internet value-added services (note a)	31,789	42,759	49,929
Total	135,812	129,996	156,966

note a:
Other internet value-added services mainly comprise revenue from online game, traffic referral programs, technical services regarding online acceleration, online sales revenue, sales of software licenses, cloud computing revenue (including revenue from sale of ZQB and idle bandwidth) and live video.

Schedule of Balances of Registered Capital, Additional Paid-in-Capital and Statutory Reserves
	December 31,	December 31,
(In thousands)	2015	2016
Paid-in capital	112,435	118,733
Additional paid-in capital	161	161
Statutory reserves	5,132	5,132
Total	117,728	124,026